Operating segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating segments	Operating segments
Operating segments are components of Inter that engage in business activities from which they may earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker to make decisions about the allocation of resources and to assess performance. The chief operating decision maker, responsible for allocating resources, evaluating the performance of the operating segments and responsible for making strategic decisions for the Inter, is the Board of Directors.
In 2022, there was a change to the information reported internally to the Board of Directors and the number of reportable segments was reduced from six to four. The main changes were:
–the aggregation of the asset management segment with the securities segment to form the Investments segment;
–the transfer of some of the activities of the services segment to the banking segment, to form the Banking & Spending segment;
–the transfer of the remainder of the activities of the services segment to ‘others’; and
–change in the name of the marketplace segment which is now known as the Inter Shop & Commerce Plus segment
As a result the operations of the Group are divided into four reportable segments: Banking & Spending; Investments; Insurance Brokerage; and Inter Shop & Commerce Plus. Prior period segment disclosures have been retrospectively restated to conform to current year presentation.
Profit by operating segment
Each operating segment is composed of one or more legal entities. The measurement of profit by operating segment takes into account all revenues and expenses recognized by the companies that make up each segment.
Transactions between segments are carried out under terms and rates compatible with those practiced with third parties, where applicable. The Group does not have any single customer accounting for more than 10% of its total net revenue.
a.Banking & Spending
This segment comprises a wide range of banking products and services, such as checking accounts, cards, deposits, loans and advances and other services, which are available to the customers primarily by means of Inter’s mobile application. Part of this segment also comprises debt collection service. This segment offers foreign exchange and financial services, as well as a Global Account digital solution for money remittances between countries, among others.
b.Investments
This segment is responsible for operations related to the acquisition, sale and custody of securities, the structuring and distribution of securities in the capital market and operations related to the management of fund portfolios and other assets (purchase, sale, risk management). Revenues consist primarily of administration fees and commissions charged to investors for the rendering of such services.
c.Insurance Brokerage
This segment offers insurance products underwritten by insurance companies with which Inter has an agreement (‘partner insurance companies’), including warranties, life, property and automobile insurance and pension products, as well as consortium products provided by a third party with whom Inter has a commercial agreement. The income from brokerage commissions is recognized in the income statement when services are provided, that is, when the performance obligation is fulfilled upon sale to the customer.
d.Inter Shop & Commerce Plus
This segment includes sales of goods and/or services with partner companies through our digital platform. The commission income comprises basically commissions received for sales and/or for the rendering of these services.
Segment information

	As of and for December 31, 2022
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	2,717,951	4,901	26	11	2,722,889	96,533	(16,764)	2,802,658
Interest expenses	(1,903,112)	(17,228)	(99)	—	(1,920,439)	(71,042)	18,631	(1,972,850)
Net interest income	814,839	(12,327)	(73)	11	802,450	25,491	1,867	829,808

Revenues from services and commissions	499,708	87,078	81,903	291,953	960,642	8,969	(1,572)	968,039
Expenses from services and commissions	(123,873)	(1)	—	(4)	(123,878)	(6,927)	1,572	(129,233)
Net result from services and commissions	375,835	87,077	81,903	291,949	836,764	2,042	—	838,806

Income from securities	1,503,538	25,075	1,330	17,313	1,547,256	67,271	(142,790)	1,471,737
Net gains / (losses) on derivatives	32,168	—	—	—	32,168	1,716	—	33,884
Other revenues	501,181	25,349	47,393	58,082	632,005	12,078	(255,621)	388,462

Revenues	3,227,561	125,174	130,553	367,355	3,850,643	108,598	(396,544)	3,562,697

Impairment losses on financial assets	(1,083,538)	855	—	—	(1,082,683)	(554)	—	(1,083,237)
Personnel expenses	(685,072)	(15,575)	(8,278)	(19,087)	(728,012)	(5,593)	—	(733,605)
Depreciation and amortization	(155,840)	(2,780)	(616)	(4,615)	(163,851)	(121)	—	(163,972)
Other administrative expenses	(1,572,633)	(48,232)	(25,024)	(82,004)	(1,727,893)	(15,179)	—	(1,743,072)

Income before taxes and investments in associates	(269,522)	59,442	96,635	261,649	148,204	87,151	(396,544)	(161,189)

Income from equity interests in associates	(17,384)	—	—	—	(17,384)	—	—	(17,384)

Profit (loss) before taxes	(286,906)	59,442	96,635	261,649	130,820	87,151	(396,544)	(178,573)

Current income tax and social contribution	—	(17,294)	(31,624)	(56,369)	(105,287)	(1,338)	—	(106,625)
Deferred income tax and social contribution	249,311	242	151	—	249,704	21,415	—	271,119
Income tax benefit	249,311	(17,052)	(31,473)	(56,369)	144,417	20,077	—	164,494

Profit (loss) for the year	(37,595)	42,390	65,162	205,280	275,237	107,228	(396,544)	(14,079)

Total assets	46,473,673	464,654	148,411	490,752	47,577,490	22,199,379	(23,433,769)	46,343,100
Total liabilities	39,353,463	380,246	93,001	183,568	40,010,278	159,782	(916,064)	39,253,996
Total equity	7,120,210	84,408	55,410	307,184	7,567,212	22,039,597	(22,517,705)	7,089,104

	As of and for December 31, 2021 - Recast
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	1,398,269	875	—	—	1,399,144	43,447	(7,163)	1,435,428
Interest expenses	(543,899)	(8,012)	—	—	(551,911)	—	8,669	(543,242)
Net interest income	854,370	(7,137)	—	—	847,233	43,447	1,506	892,186

Revenues from services and commissions	248,446	59,950	51,670	180,528	540,594	1,975	—	542,569
Expenses from services and commissions	(100,297)	—	—	—	(100,297)	—	—	(100,297)
Net result from services and commissions	148,149	59,950	51,670	180,528	440,297	1,975	—	442,272

Income from securities	766,196	12,856	5,427	371	784,850	15,383	(54,620)	745,613
Net gains / (losses) on derivatives	(56,006)	—	—	—	(56,006)	7,676	—	(48,330)
Other revenues	349,657	30,184	53	2,862	382,756	20	(192,694)	190,082
Revenues	2,062,366	95,853	57,150	183,761	2,399,130	68,501	(245,808)	2,221,823

Impairment losses on financial assets	(595,610)	—	—	—	(595,610)	29	(146,808)	(595,581)
Personnel expenses	(414,082)	(10,317)	(6,615)	(9,804)	(440,818)	(2,510)	—	(443,328)
Depreciation and amortization	(90,585)	(631)	(338)	(2,637)	(94,191)	(60)	11,467	(94,251)
Other administrative expenses	(1,251,164)	(33,704)	25,354	(26,802)	(1,286,316)	(14,008)	(54,255)	(1,310,961)

Income before taxes and investments in associates	(289,075)	51,201	75,551	144,518	(17,805)	51,952	(435,404)	(222,298)

Income from equity interests in associates	(8,764)	—	—	—	(8,764)	—	—	(8,764)

Profit (loss) before taxes	(297,839)	51,201	75,551	144,518	(26,569)	51,952	(435,404)	(231,062)

Current income tax and social contribution	—	(13,953)	(10,791)	(25,970)	(50,714)	(1,727)	—	(52,441)
Deferred income tax and social contribution	229,352	(918)	—	—	228,434	—	83,841	228,434
Income tax benefit	229,352	(14,871)	(10,791)	(25,970)	177,720	(1,727)	83,841	175,993

Profit (loss) for the year	(68,487)	36,330	64,760	118,548	151,151	50,225	(351,563)	(55,068)

Total assets	36,609,675	379,389	124,670	232,470	37,346,204	6,231,057	(6,950,924)	36,626,337
Total liabilities	28,204,305	320,743	69,890	90,756	28,685,694	16,837	(525,977)	28,176,554
Total equity	8,405,371	58,646	54,780	141,714	8,660,511	6,214,220	(6,424,947)	8,449,784

	As of and for December 31, 2020 - Recast
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	912,455	1	546	—	913,002	31,506	(1,700)	942,808
Interest expenses	(156,152)	(53)	—	—	(156,205)	(28,949)	819	(184,335)
Net interest income	756,303	(52)	546	—	756,797	2,557	(881)	758,473

Revenues from services and commissions	154,985	34,866	34,072	33,574	257,497	(352)	—	257,145
Expenses from services and commissions	(71,611)	—	—	—	(71,611)	—	—	(71,611)
Net result from services and commissions	83,374	34,866	34,072	33,574	185,886	(352)	—	185,534

Income from securities	9,760	1,138	—	82	10,980	1,080	—	12,060
Net gains / (losses) on derivatives	(54,418)	—	—	—	(54,418)	—	—	(54,418)
Other revenues	150,770	—	—	—	150,770	—	(40,888)	109,882

Revenues	945,789	35,952	34,618	33,656	1,050,015	3,285	(41,769)	1,011,531

Other income	109,216	—	—	—	109,216	—	—	109,216
Impairment losses on financial assets	(213,689)	—	—	—	(213,689)	—	—	(213,688)
Personnel expenses	(213,633)	(5,778)	(5,517)	(4,168)	(229,096)	—	—	(229,096)
Depreciation and amortization	(43,178)	(350)	(131)	—	(43,659)	—	—	(43,659)
Other administrative expenses	(610,287)	(28,415)	5,072	(5,975)	(639,605)	(1,724)	—	(641,327)

Profit (loss) before taxes	(25,782)	1,409	34,042	23,513	33,182	1,561	(41,769)	(7,023)

Current income tax and social contribution	—	(1,400)	(4,808)	(6,958)	(13,166)	—	—	(13,166)
Deferred income tax and social contribution	49,373	1,503	—	—	50,876	—	—	50,875
Income tax benefit	49,373	103	(4,808)	(6,958)	37,710	—	—	37,709

Profit for the year	23,591	1,512	29,234	16,555	70,892	1,561	(41,769)	30,686

Total assets	19,892,178	85,881	81,289	69,382	20,128,730	425,360	(632,978)	19,921,112
Total liabilities	16,615,767	49,015	45,771	47,957	16,758,510	4,565	(166,178)	16,596,897
Total equity	3,276,411	36,866	35,518	21,425	3,370,220	420,795	(466,800)	3,324,215